Structured entities (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Short term traded interest	£ 9,645	£ 6,568
Structured entities [member] | Derivatives [member]
Disclosure of unconsolidated structured entities [line items]
Notional value of guarantee	1,680,615	1,183,215
Securitisation vehicles [member]
Disclosure of unconsolidated structured entities [line items]
Loan commitments	0	152
Securitisation vehicles [member] | Debt securities [member]
Disclosure of unconsolidated structured entities [line items]
Short term traded interest	10,788	8,436
Commercial paper (CP) and medium-term note conduits [member] | Contractual Backstop Liquidity Facilities [Member]
Disclosure of unconsolidated structured entities [line items]
Undrawn contractual backstop liquidity facilities	10,200	9,000
Investment funds and trusts [member]
Disclosure of unconsolidated structured entities [line items]
Notional value of guarantee	0	99
Lending [member]
Disclosure of unconsolidated structured entities [line items]
Impairment cost of loan facilities	11	24
Employee benefit and other trusts [Member]
Disclosure of unconsolidated structured entities [line items]
Undrawn contractual backstop liquidity facilities	£ 1,800	£ 400